Property and Equipment - net - Additional Information (Detail) $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	May 15, 2021 Satellites	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation expenses			$ 5,600	$ 3,100	$ 8,500	$ 5,500
Impairment of long lived assets			18,407		0	6,606
Property, Plant, and Equipment, Collections, Not Capitalized						$ 6,600
Property, Plant and Equipment, Useful Life						1 year 6 months
Property, Plant and Equipment, Net		$ 24,481	24,481		$ 20,852	$ 10,968
Long Lived Asset Subject To Impairment Carrying Value Of Asset		$ 18,400
Property, Plant and Equipment, Disposals			700
Gain (Loss) on Disposition of Property Plant Equipment			$ 24
Satellites [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life					3 years
NumberOfPropertyPlantAndEquipment | Satellites	2
Satellite Procurement Work In Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net					$ 8,400